CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Amortization of prior service cost, net transition obligation and net actuarial losses included in net periodic pension cost, tax expense (benefit)	$ (3,600)	$ 1,681	$ 6,042